Segment Information (Tables)	3 Months Ended
Mar. 31, 2016
Segment Reporting [Abstract]
Schedule of information about the Company's segments as well as reconciliations to condensed consolidated financial statement amounts
The following tables present information about the Company’s segments, as well as reconciliations to the condensed consolidated financial statement amounts.

(dollars in millions)	Consumer and Insurance	Acquisitions and Servicing	Real Estate	Other	Segment to GAAP Adjustment	Consolidated Total

At or for the Three Months Ended March 31, 2016
Interest income	$311	$102	$15	$1	$2	$431
Interest expense	95	20	13	4	24	156
Provision for finance receivable losses	73	14	2	—	2	91
Net interest income (loss) after provision for finance receivable losses	143	68	—	(3)	(24)	184
Net gain on sale of SpringCastle interests	—	167	—	—	—	167
Other revenues *	45	—	(11)	50	5	89
Other expenses	174	14	7	(4)	—	191
Income (loss) before provision for (benefit from) income taxes	14	221	(18)	51	(19)	249
Income before provision for income taxes attributable to non-controlling interests	—	28	—	—	—	28
Income (loss) before provision for (benefit from) income taxes attributable to Springleaf Finance Corporation	$14	$193	$(18)	$51	$(19)	$221

Assets	$5,704	$101	$667	$4,042	$(13)	$10,501

*
Other revenues reported in “Other” includes interest income on the Independence Demand Note and on SFC’s note receivable from SFI. See Note 9 for further information on the notes receivable from parent and affiliates.

(dollars in millions)	Consumer and Insurance	Acquisitions and Servicing	Real Estate	Other	Eliminations	Segment to GAAP Adjustment	Consolidated Total

At or for the Three Months Ended March 31, 2015
Interest income	$254	$122	$18	$2	$—	$3	$399
Interest expense	40	23	60	10	(5)	30	158
Provision for finance receivable losses	55	20	2	—	—	2	79
Net interest income (loss) after provision for finance receivable losses	159	79	(44)	(8)	5	(29)	162
Other revenues	51	5	3	2	(5)	(2)	54
Other expenses	140	16	7	5	—	1	169
Income (loss) before provision for (benefit from) income taxes	70	68	(48)	(11)	—	(32)	47
Income before provision for income taxes attributable to non-controlling interests	—	33	—	—	—	—	33
Income (loss) before provision for (benefit from) income taxes attributable to Springleaf Finance Corporation	$70	$35	$(48)	$(11)	$—	$(32)	$14

Assets *	$4,821	$2,073	$3,613	$1,832	$—	$23	$12,362

*	Assets reflect the following:

•	As a result of our early adoption of ASU 2015-03, we reclassified $32 million of debt issuance costs from other assets to long-term debt as of March 31, 2015.

•
In connection with our policy integration with OneMain, we report unearned insurance premium and claim reserves related to finance receivables (previously reported in insurance claims and policyholder liabilities) as a contra-asset to net finance receivables, which totaled $216 million at March 31, 2015.

•
During the second quarter of 2015, we identified incorrect allocations of our total assets disclosure within our segment footnote and have corrected the previously disclosed total assets at March 31, 2015 in the table above.